Crewing cost	12 Months Ended
Dec. 31, 2020
Crewing cost [Abstract]
Crewing cost [Text Block]	Crewing costs
The following table sets forth the components of our crew expenses, including crew benefits, during the years ended December 31, 2020, 2019 and 2018, respectively.

	For the year ended December 31,
In thousands of US dollars	2020	2019	2018
Short term crew benefits (i.e. wages, victualing, insurance)	173,912	155,958	150,743
Other crewing related costs	24,375	20,728	19,534

	$198,287	$176,686	$170,277
There are no material post-employment benefits for our crew.